Condensed Financial Information of the Parent Company (Details) - Schedule of balance sheets (Parentheticals) - Parent Company [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value (in Dollars per share and Yuan Renminbi per share)
Ordinary stock, shares unlimited	Unlimited	Unlimited
Ordinary stock, shares issued	36,684,668	28,219,583
Ordinary stock, shares outstanding	36,684,668	28,219,583
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value (in Dollars per share and Yuan Renminbi per share)
Ordinary stock, shares authorized
Ordinary stock, shares issued	2,925,058	2,625,058
Ordinary stock, shares outstanding	2,925,058	2,625,058